UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22125

JAVELIN EXCHANGE-TRADED TRUST

(Exact name of registrant as specified in charter)

33 Witherspoon Street, Suite 210
Princeton, NJ 08542

(Address of principal executive offices) (Zip code)

Brinton W. Frith
President
33 Witherspoon Street, Suite 210
Princeton, NJ 08542

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-609-356-0800

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2010

ITEM 1. Schedule of Investments

JETS Dow Jones Islamic Market International Index Fund
March 31, 2010 (Unaudited)

Number of shares		Value
	Common Stocks - 98.0%
	Consumer Discretionary - 3.3%
	Auto Components - 0.4%
347	Denso Corp.	$10,342

	Household Durables - 0.9%
1,389	Panasonic Corp., ADR	21,280

	Media - 0.2%
187	Reed Elsevier Plc, ADR	6,001

	Specialty Retail - 1.2%
328	Hennes & Mauritz AB	21,379
143	Inditex S.A.	9,443
		30,822

	Textiles, Apparel & Luxury Goods - 0.6%
350	Compagnie Financière Richemont S.A.	13,577

	Total Consumer Discretionary	82,022

	Consumer Staples - 1.9%
	Household Products - 1.2%
349	Kao Corp.	8,852
400	Reckitt Benckiser Group Plc	21,947
		30,799

	Personal Products - 0.7%
157	L'Oreal S.A. (b)	16,540

	Total Consumer Staples	47,339

	Energy - 27.2%
	Oil, Gas & Consumable Fuels - 27.2%
2,663	BG Group Plc	46,071
1,941	BP Plc, ADR	110,773
263	Cameco Corp.	7,209
376	Canadian Natural Resources Ltd.	27,839
100	CNOOC Ltd., ADR	16,508
497	EnCana Corp.	15,422
866	ENI SpA, ADR	40,641
2,127	Gazprom OAO, ADR	49,623
171	Imperial Oil Ltd.	6,647
287	Lukoil OAO, ADR	16,273
588	Origin Energy Ltd.	8,932
1,181	Petroleo Brasileiro S.A., ADR	52,543
1,311	Reliance Industries Ltd., GDR (a)	63,190
1,149	Rosneft Oil Co., GDR	9,112
287	Sasol Ltd., ADR	11,844
712	StatoilHydro ASA, ADR	16,611
1,151	Suncor Energy Inc.	37,454
2,383	Surgutneftegaz, ADR	23,615
669	Talisman Energy Inc.	11,413
1,545	Total S.A., ADR	89,641
535	Tullow Oil Plc	10,144

Number of shares		Value
	Energy - 27.2% (continued)
	Oil, Gas & Consumable Fuels - 27.2% (continued)
307	Woodside Petroleum Ltd.	$13,215
		684,720

	Total Energy	684,720

	Health Care - 17.6%
	Biotechnology - 0.5%
397	CSL Ltd.	13,275

	Health Care Equipment & Supplies - 0.4%
283	Cie Générale d'Optique Essilor International S.A., ADR	9,013

	Pharmaceuticals - 16.7%
307	Astellas Pharma Inc.	11,121
1,082	AstraZeneca Plc, ADR	48,387
433	Daiichi Sankyo Co. Ltd.	8,114
1,850	GlaxoSmithKline Plc, ADR	71,262
1,742	Novartis AG, ADR	94,242
313	Novo Nordisk A/S, ADR	24,139
505	Roche Holding AG	82,044
1,522	Sanofi-Aventis S.A., ADR	56,862
562	Takeda Pharmaceutical Co. Ltd.	24,750
		420,921

	Total Health Care	443,209

	Industrials - 8.2%
	Construction & Engineering - 0.4%
276	Larsen & Toubro Ltd., GDR	10,002

	Electrical Equipment - 2.9%
1,637	ABB Ltd., ADR	35,752
138	Alstom S.A.	8,621
171	Schneider Electric S.A.	20,093
141	Vestas Wind Systems A/S (b)	7,676
		72,142

	Industrial Conglomerates - 3.1%
646	Koninklijke Philips Electronics NV	20,685
570	Siemens AG, ADR	56,983
		77,668

	Machinery - 1.1%
130	Fanuc Ltd.	13,802
659	Komatsu Ltd.	13,823
		27,625

	Road & Rail - 0.7%
311	Canadian National Railway Co.	18,843

	Total Industrials	206,280

Number of shares		Value
	Information Technology - 14.6%
	Communications Equipment - 3.6%
2,753	Nokia OYJ, ADR	$42,782
341	Research In Motion Ltd. (b)	25,217
2,143	Telefonaktiebolaget LM Ericsson, ADR	22,351
		90,350

	Electronic Equipment, Instruments & Components - 2.1%
344	FUJIFILM Holdings Corp.	11,854
2,450	HON HAI Precision Industry Co. Ltd., GDR	22,467
126	Kyocera Corp., ADR	12,250
149	SECOM Co. Ltd.	6,522
		53,093

	IT Services - 0.9%
380	Infosys Technologies Ltd., ADR	22,363

	Office Electronics - 1.5%
839	Canon Inc., ADR	38,770

	Semiconductors & Semiconductor Equipment - 5.3%
192	Samsung Electronics Co. Ltd., GDR	70,560
5,951	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	62,426
		132,986

	Software - 1.2%
629	SAP AG, ADR	30,299

	Total Information Technology	367,861

	Materials - 19.9%
	Chemicals - 4.8%
172	Air Liquide S.A.	20,685
612	BASF SE	38,026
84	K&S AG	5,107
195	Potash Corp. of Saskatchewan Inc.	23,273
273	Shin-Etsu Chemical Co. Ltd.	15,865
316	Syngenta AG, ADR	17,541
		120,497

	Metals & Mining - 15.1%
104	Agnico-Eagle Mines Ltd.	5,790
1,918	Anglo American Plc, ADR (b)	41,506
236	AngloGold Ashanti Ltd., ADR	8,956
655	ArcelorMittal	28,761
702	Barrick Gold Corp.	26,915
1,239	BHP Billiton Ltd., ADR	99,516
859	BHP Billiton Plc, ADR	58,781
285	Cia Siderurgica Nacional S.A., ADR	11,380
492	Goldcorp Inc.	18,312
396	Impala Platinum Holdings Ltd.	11,539
467	Kinross Gold Corp.	7,981
322	Newcrest Mining Ltd.	9,700

Number of shares		Value
	Materials - 19.9% (continued)
	Metals & Mining - 15.1% (continued)
185	POSCO, ADR	$21,647
909	Vale S.A., ADR	29,261
		380,045

	Total Materials	500,542

	Telecommunication Services - 4.5%
	Diversified Telecommunication - 0.8%
835	China Unicom Hong Kong Ltd., ADR	9,310
4,643	Singapore Telecommunications Ltd.	10,528
		19,838

	Wireless Telecommunication Services - 3.7%
518	America Movil S.A.B. de C.V., ADR	26,076
640	China Mobile Ltd., ADR	30,797
2	KDDI Corp.	10,360
709	MTN Group Ltd.	10,813
1,081	NTT DoCoMo Inc., ADR	16,431
		94,477

	Total Telecommunication Services	114,315

	Utilities - 0.8%
	Electric Utilities - 0.8%
182	EDF S.A.	9,949
608	Scottish & Southern Energy Plc	10,154
		20,103

	Total Utilities	20,103

	Total Common Stocks
	(Cost $2,453,221)	2,466,391
	Total Investments-98.0%
	(Cost $2,453,221)	$2,466,391
	Other assets, less cash and liabilities-2.0%	49,445
	Net Assets-100.0%	$2,515,836

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guide lines approved by the Board of Trustees, unless otherwise noted.
(b) Non-income producing security.
(c) At March 31, 2010, the aggregate cost of investments for Federal income tax purposes was $2,453,221.  The net unrealized appreciation was $13,170, which consisted of aggregate gross unrealized appreciation of $111,728 and aggregate gross unrealized depreciation of $98,558.

ADR – American Depositary Receipt
GDR – Global Depositary Receipt

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Country Breakdown (% of the Fund's Net Assets) as of March 31, 2010

Britain	16.9
Switzerland	9.7
Canada	9.2
France	9.2
Japan	8.9
Australia	5.7
Germany	5.2
Russia	3.9
India	3.8
Brazil	3.7
South Korea	3.7
Taiwan	3.4
Hong Kong	2.3
Sweden	1.7
South Africa	1.7
Finland	1.7
Italy	1.6
Denmark	1.3
Luxembourg	1.1
Mexico	1.0
Netherlands	0.8
Norway	0.7
Singapore	0.4
Spain	0.4
Other	2.0
100.0

Fair Value of Financial Instruments

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Category	Level 1	Level 2	Level 3	Total Value at 3/31/2010
Consumer Discretionary	$82,022	$0	$0	$82,022
Consumer Staples	47,339	0	0	47,339
Energy	684,720	0	0	684,720
Health Care	443,209	0	0	443,209
Industrials	206,280	0	0	206,280
Information Technology	367,861	0	0	367,861
Materials	500,542	0	0	500,542
Telecommunication Services	114,315	0	0	114,315
Utilities	20,103	0	0	20,103
Total	$2,466,391	$0	$0	$2,466,391

During the period ended March 31, 2010, the Fund had significant transfers from Level 2 to Level 1 as valuation was determined using unadjusted closing vendor prices.

Subsequent Events

The Adviser has evaluated events and transactions for potential recognition or disclosure and has determined that there are no material events that would require additional disclosure through the date the schedule of investments were issued.

Recently Issued Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required.  The Adviser is currently evaluating the impact ASU No. 2010-06 will have on the schedule of investments disclosures.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant’s principal executive and financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective, as of a date within 90 days of the filing date of this Form N-Q, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)  There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Javelin Exchange-Traded Trust

By: /s/ Brinton W. Frith
Brinton W. Frith
President (Principal Executive Officer)
Date: May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brinton W. Frith
Brinton W. Frith
President (Principal Executive Officer)
Date: May 21, 2010

By: /s/ Brinton W. Frith
Brinton W. Frith
Treasurer (Principal Financial Officer)
Date: May 21, 2010